Common shares (Tables)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Share Capital
Authorized share capital

(number of shares of $0.05 each)	2020	2019
Authorized shares: Balance at the start of the year	137,500,000	125,000,000
Increases:
September 27, 2019	—	12,500,000
June 4, 2020	46,153,846	—
August 10, 2020	40,000,000	—
November 11, 2020	15,000,000	—
Authorized shares: Balance at the end of the year	238,653,846	137,500,000

Issued and Outstanding Share Capital

(number of shares of $0.05 each)	2020	2019
Issued : Balance at the start of the year	112,278,065	106,528,065
Shares issued:
August 2, 2019	—	5,000,000
August 2, 2019	—	750,000
June 5, 2020	46,153,846	—
October 5, 2020	51,886,793	—
November 30, 2020	10,000,000	—
Issued shares: Balance at the end of the year	220,318,704	112,278,065
Treasury Shares	1,459,714	1,459,714
Outstanding shares: Balance at the end of the year	218,858,990	110,818,351
Details of shares issued for the years ended December 31, 2020 and December 31, 2019 is as follows:

Date of Issue	Type of Listing	Exchange	Shares issued	Price per share $	Gross Proceeds ($ millions)
August 2, 2019	Public Offering	New York	5,000,000	$9.30	46.5
August 2, 2019	Public Offering	New York	750,000	$9.30	7.0
Totals for 2019			5,750,000		53.5

June 5, 2020	Private placement	Oslo	46,153,846	$0.65	30.0
October 5, 2020	Private placement	Oslo	51,886,793	$0.53	27.5
November 30, 2020	Private placement	Oslo	10,000,000	$0.53	5.3
Totals for 2020			108,040,639		62.8